GuidePath® Income Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 97.31%
	Domestic Fixed Income Funds - 97.31%
270,882	iShares Core U.S. Aggregate Bond ETF (a)	$26,272,845
68,386	iShares J.P. Morgan USD Emerging Markets Bond ETF	5,784,772
10,738	Schwab Intermediate-Term U.S. Treasury ETF	528,632
99,777	SPDR Bloomberg Barclays High Yield Bond ETF	8,979,930
418,539	VanEck Vectors Emerging Markets High Yield Bond ETF	7,621,595
50,686	Vanguard Total Bond Market ETF	3,641,282
	Total Investment Companies (Cost $55,297,102)	52,829,056

	SHORT TERM INVESTMENTS - 2.54%
	Money Market Funds - 2.54%
1,380,090	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (a)	1,380,090
	Total Short Term Investments (Cost $1,380,090)	1,380,090

	Total Investments (Cost $56,677,192) - 99.85%	54,209,146
	Other Assets in Excess of Liabilities - 0.15%	79,975
	TOTAL NET ASSETS - 100.00%	$54,289,121

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of December 31, 2022.